SHORT-TERM AND LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2021
SHORT-TERM AND LONG-TERM BANK LOANS
SHORT-TERM AND LONG-TERM BANK LOANS

13.   SHORT-TERM AND LONG-TERM BANK LOANS

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	485,000	40,000	6,277
Pledged short-term bank loans	1,293,287	369,995	58,060
Secured bank borrowings	355,000	120,500	18,909
	2,133,287	530,495	83,246
Long-term bank loans pledged by deposits	78,548	769,767	120,793
Total	2,211,835	1,300,262	204,039

During the years ended 2019, 2020 and 2021, the Group factored certain intercompany notes receivables with a total face value of RMB142,500, RMB462,287 and RMB475,491 (US$74,615) to several domestic banks for total proceeds of RMB138,989, RMB446,652 and RMB462,170 (US$72,525), respectively, at effective interest rates ranging from 1.84% to 5.19%. As these factoring of notes receivables was with recourse, the receivable factoring transaction did not qualify as a transfer of financial assets to be considered as a sale under ASC 860 and was accounted for as a secured borrowing and were recognized as secured bank borrowings included in “Short-term bank loans”.

Short-term bank loans consisted of several bank loans denominated in RMB. The total deposits in restricted cash pledged for short-term bank loans and secured bank borrowings was RMB1,575,727 and RMB510,056 (US$80,039) as of December 31, 2020 and 2021, respectively. The total accounts receivable pledged for short-term bank loans was RMB77,287 and RMB194,995 (US$30,599) as of December 31, 2020 and 2021, respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2020 and 2021, was 4.76% and 3.84%, respectively. The total intercompany notes receivable pledged for secured bank borrowings was RMB355,000 and RMB120,500 (US$18,909) as of December 31, 2020 and 2021, respectively.

Long-term bank loans were denominated in US$. The deposits in restricted cash pledged for long-term bank loans was RMB81,500 and RMB847,300 (US$132,960) as of December 31, 2020 and 2021, respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2020 and 2021, was 4.02% and 4.03%, respectively.